LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2019 (unaudited)
Principal Amount°	Value (U.S. $)

	Principal Amount
CORPORATE BONDS–98.69%
Advertising–0.27%
Interpublic Group of Companies 3.75% 10/1/21	200,000	$ 203,568
Omnicom Group 4.45% 8/15/20	100,000	102,221
WPP Finance 2010 4.75% 11/21/21	100,000	103,391
		409,180
Aerospace & Defense–1.59%
Boeing 2.13% 3/1/22	200,000	196,700
General Dynamics
2.88% 5/11/20	250,000	250,875
3.00% 5/11/21	325,000	328,059
Lockheed Martin 2.50% 11/23/20	300,000	299,192
Northrop Grumman 2.08% 10/15/20	250,000	247,758
Raytheon 3.13% 10/15/20	200,000	201,574
Rockwell Collins 2.80% 3/15/22	200,000	199,603
United Technologies
1.95% 11/1/21	100,000	98,036
3.35% 8/16/21	245,000	248,387
4.50% 4/15/20	300,000	305,656
		2,375,840
Agriculture–1.08%
Altria Group
3.49% 2/14/22	250,000	254,037
4.75% 5/5/21	150,000	155,912
Archer-Daniels-Midland 3.38% 3/15/22	200,000	204,561
BAT Capital 2.30% 8/14/20	400,000	395,978
Philip Morris International
2.00% 2/21/20	350,000	347,714
4.13% 5/17/21	150,000	154,334
Reynolds American 3.25% 6/12/20	100,000	100,162
		1,612,698
Airlines–0.27%
Delta Air Lines
2.60% 12/4/20	200,000	198,324
3.63% 3/15/22	200,000	201,267
		399,591
Auto Manufacturers–4.32%
American Honda Finance
2.45% 9/24/20	250,000	249,174
2.65% 2/12/21	250,000	249,894
3.00% 6/16/20	150,000	150,705
3.15% 1/8/21	65,000	65,556
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance (continued)
3.38% 12/10/21	250,000	$ 254,500
Ford Motor Credit
2.34% 11/2/20	600,000	586,893
3.20% 1/15/21	650,000	640,920
3.81% 10/12/21	500,000	495,561
5.88% 8/2/21	200,000	207,161
General Motors Financial
2.65% 4/13/20	100,000	99,618
3.20% 7/6/21	150,000	149,383
3.45% 1/14/22	150,000	150,098
3.55% 4/9/21	500,000	502,928
3.70% 11/24/20	500,000	504,261
4.20% 11/6/21	150,000	152,677
4.38% 9/25/21	200,000	204,337
PACCAR Financial
2.80% 3/1/21	200,000	200,725
3.15% 8/9/21	50,000	50,620
Toyota Motor 3.18% 7/20/21	500,000	506,184
Toyota Motor Credit
1.90% 4/8/21	350,000	345,334
1.95% 4/17/20	350,000	347,746
2.60% 1/11/22	200,000	200,190
2.95% 4/13/21	150,000	151,075
		6,465,540
Banks–36.87%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	247,407
2.55% 11/23/21	250,000	248,483
2.70% 11/16/20	300,000	299,831
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	200,424
Bancolombia 5.95% 6/3/21	200,000	211,300
Bank of America
2.15% 11/9/20	350,000	346,714
2.63% 4/19/21	400,000	399,153
μ2.74% 1/23/22	250,000	249,105
μ3.12% 1/20/23	100,000	100,333
μ3.50% 5/17/22	450,000	455,412
5.63% 7/1/20	850,000	880,048
μBank of America 3.34% 1/25/23	550,000	557,112
Bank of Montreal
1.90% 8/27/21	100,000	98,308
2.90% 3/26/22	150,000	150,211
3.10% 7/13/20	350,000	352,115
3.10% 4/13/21	400,000	403,696
Bank of New York Mellon
2.45% 11/27/20	300,000	298,753
2.60% 2/7/22	400,000	399,950
3.55% 9/23/21	300,000	306,654
Bank of Nova Scotia
2.35% 10/21/20	150,000	149,499
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
2.45% 3/22/21	400,000	$ 398,181
2.50% 1/8/21	600,000	598,295
3.13% 4/20/21	150,000	151,135
Barclays
3.20% 8/10/21	200,000	200,170
3.25% 1/12/21	500,000	500,679
μ4.61% 2/15/23	550,000	561,585
Barclays Bank 2.65% 1/11/21	200,000	198,501
BB&T
2.15% 2/1/21	250,000	247,745
2.63% 6/29/20	350,000	349,738
BNP Paribas
2.38% 5/21/20	200,000	199,371
5.00% 1/15/21	500,000	519,492
BPCE SA 2.65% 2/3/21	250,000	249,600
Branch Banking & Trust 2.85% 4/1/21	250,000	250,466
Canadian Imperial Bank of Commerce 2.70% 2/2/21	300,000	300,320
Capital One
2.25% 9/13/21	250,000	246,127
2.95% 7/23/21	300,000	301,092
Citibank
2.10% 6/12/20	600,000	595,804
2.13% 10/20/20	350,000	347,154
2.85% 2/12/21	150,000	150,590
3.05% 5/1/20	200,000	200,699
μ3.17% 2/19/22	250,000	251,076
3.40% 7/23/21	150,000	152,010
Citigroup
2.35% 8/2/21	300,000	296,603
2.70% 3/30/21	500,000	499,752
2.90% 12/8/21	600,000	600,111
μ3.14% 1/24/23	500,000	501,942
Citizens Bank NA 3.25% 2/14/22	500,000	504,835
Commonwealth Bank of Australia 2.55% 3/15/21	500,000	497,506
Cooperatieve Rabobank
2.50% 1/19/21	250,000	248,923
3.13% 4/26/21	550,000	552,672
3.88% 2/8/22	200,000	205,781
Cooperatieve Rabobank UA 2.75% 1/10/22	250,000	249,878
Credit Suisse
3.00% 10/29/21	250,000	251,170
4.38% 8/5/20	350,000	357,401
Credit Suisse Group 3.13% 12/10/20	400,000	401,165
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	250,000	252,702
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank
3.15% 1/22/21	750,000	$ 739,003
4.25% 2/4/21	150,000	150,632
4.25% 10/14/21	550,000	552,719
5.00% 2/14/22	200,000	204,526
Discover Bank 3.10% 6/4/20	250,000	250,609
Fifth Third Bancorp 2.88% 7/27/20	550,000	550,958
Fifth Third Bank 3.35% 7/26/21	200,000	202,927
First Horizon National 3.50% 12/15/20	200,000	201,110
Goldman Sachs Group
2.35% 11/15/21	400,000	394,007
2.60% 4/23/20	100,000	99,735
2.60% 12/27/20	300,000	298,459
2.63% 4/25/21	350,000	348,702
2.75% 9/15/20	150,000	149,878
2.88% 2/25/21	200,000	200,160
μ2.88% 10/31/22	650,000	644,487
5.25% 7/27/21	650,000	683,057
5.75% 1/24/22	700,000	751,057
6.00% 6/15/20	350,000	363,059
HSBC Holdings
2.65% 1/5/22	400,000	396,591
2.95% 5/25/21	200,000	200,200
μ3.26% 3/13/23	300,000	300,864
3.40% 3/8/21	700,000	706,429
5.10% 4/5/21	800,000	834,396
HSBC USA 2.75% 8/7/20	100,000	100,115
Huntington Bancshares
2.30% 1/14/22	150,000	147,807
3.15% 3/14/21	200,000	201,735
Huntington National Bank 2.40% 4/1/20	100,000	99,631
JPMorgan Chase & Co.
2.30% 8/15/21	600,000	593,263
2.40% 6/7/21	250,000	248,251
2.55% 3/1/21	350,000	348,972
μ3.21% 4/1/23	235,000	236,544
μ3.51% 6/18/22	1,300,000	1,318,547
4.35% 8/15/21	450,000	465,951
4.50% 1/24/22	200,000	209,300
4.63% 5/10/21	250,000	259,441
μJPMorgan Chase Bank 3.09% 4/26/21	800,000	801,694
KeyBank 3.30% 2/1/22	250,000	254,234
KeyCorp
2.90% 9/15/20	100,000	100,272
5.10% 3/24/21	250,000	260,935
Lloyds Bank 3.30% 5/7/21	200,000	201,636
Lloyds Banking Group
2.70% 8/17/20	300,000	299,303
3.00% 1/11/22	200,000	199,104

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group (continued)
3.10% 7/6/21	200,000	$ 200,135
Manufacturers & Traders Trust 2.63% 1/25/21	320,000	320,344
Mitsubishi UFJ Financial Group
2.19% 9/13/21	200,000	196,572
2.95% 3/1/21	400,000	400,833
3.00% 2/22/22	200,000	200,507
3.22% 3/7/22	250,000	252,099
Mizuho Financial Group
2.27% 9/13/21	200,000	196,670
2.95% 2/28/22	200,000	199,749
Morgan Stanley
2.50% 4/21/21	500,000	496,936
2.63% 11/17/21	850,000	846,494
5.50% 7/24/20	150,000	155,137
5.50% 7/28/21	250,000	264,625
5.75% 1/25/21	450,000	472,743
MUFG Union Bank NA 3.15% 4/1/22	250,000	252,181
National Australia Bank
1.88% 7/12/21	300,000	293,855
2.63% 1/14/21	350,000	348,957
3.38% 9/20/21	250,000	253,417
3.70% 11/4/21	250,000	255,476
National Bank of Canada 2.15% 6/12/20	250,000	248,395
Northern Trust 3.38% 8/23/21	250,000	254,766
PNC Bank
2.00% 5/19/20	350,000	347,821
2.15% 4/29/21	250,000	247,940
2.55% 12/9/21	250,000	248,534
PNC Financial Services Group
3.30% 3/8/22	200,000	203,335
4.38% 8/11/20	450,000	460,693
Regions Financial 3.20% 2/8/21	300,000	302,386
Royal Bank of Canada
2.15% 10/26/20	250,000	248,403
2.50% 1/19/21	700,000	700,114
3.20% 4/30/21	200,000	202,310
Santander Holdings USA
2.65% 4/17/20	200,000	199,342
3.70% 3/28/22	250,000	253,083
4.45% 12/3/21	30,000	30,923
Santander UK
2.13% 11/3/20	350,000	346,290
3.40% 6/1/21	200,000	201,602
3.75% 11/15/21	200,000	203,627
Santander UK Group Holdings 2.88% 8/5/21	250,000	248,145
Skandinaviska Enskilda Banken 1.88% 9/13/21	250,000	243,635
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Banking 2.45% 10/20/20	300,000	$ 299,019
Sumitomo Mitsui Financial Group
2.44% 10/19/21	200,000	197,768
2.85% 1/11/22	300,000	300,396
2.93% 3/9/21	150,000	150,259
SunTrust Bank
2.90% 3/3/21	400,000	401,137
μ3.53% 10/26/21	20,000	20,214
Svenska Handelsbanken
1.88% 9/7/21	250,000	245,125
2.45% 3/30/21	450,000	448,058
3.35% 5/24/21	250,000	252,923
Synchrony Bank 3.65% 5/24/21	250,000	252,394
Toronto-Dominion Bank
2.13% 4/7/21	150,000	148,518
2.50% 12/14/20	600,000	598,911
2.55% 1/25/21	200,000	199,641
3.25% 6/11/21	450,000	455,344
US Bancorp 2.63% 1/24/22	400,000	400,617
US Bank 2.05% 10/23/20	400,000	396,731
US Bank 3.00% 2/4/21	500,000	503,367
Wells Fargo & Co.
2.10% 7/26/21	350,000	344,601
2.50% 3/4/21	1,050,000	1,045,300
3.50% 3/8/22	200,000	203,822
Wells Fargo Bank
2.60% 1/15/21	450,000	448,873
μ3.33% 7/23/21	650,000	654,626
3.63% 10/22/21	700,000	713,439
Westpac Banking
2.60% 11/23/20	400,000	399,478
2.65% 1/25/21	200,000	199,859
2.80% 1/11/22	200,000	200,365
3.05% 5/15/20	200,000	200,940
Zions Bancorp NA 3.50% 8/27/21	150,000	151,633
Zions Bancorporation 3.35% 3/4/22	250,000	252,260
		55,198,771
Beverages–2.14%
Anheuser-Busch InBev Finance 2.65% 2/1/21	350,000	349,058
Anheuser-Busch InBev Worldwide 3.75% 1/15/22	190,000	195,810
Coca-Cola
1.55% 9/1/21	400,000	391,005
2.45% 11/1/20	250,000	250,208
3.15% 11/15/20	100,000	100,887
3.30% 9/1/21	100,000	101,761
Constellation Brands 3.75% 5/1/21	200,000	203,353

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Diageo Capital 4.83% 7/15/20	200,000	$ 205,561
Keurig Dr Pepper 3.55% 5/25/21	200,000	202,227
Molson Coors Brewing 2.10% 7/15/21	200,000	196,288
PepsiCo
2.00% 4/15/21	200,000	198,363
2.15% 10/14/20	150,000	149,498
2.75% 3/5/22	300,000	302,999
3.13% 11/1/20	350,000	353,540
		3,200,558
Biotechnology–1.48%
Amgen
1.85% 8/19/21	200,000	196,212
2.20% 5/11/20	300,000	298,726
3.88% 11/15/21	300,000	308,180
Biogen 2.90% 9/15/20	300,000	299,996
Celgene
2.25% 8/15/21	100,000	98,459
2.88% 8/15/20	350,000	350,306
Gilead Sciences
2.55% 9/1/20	450,000	449,572
4.40% 12/1/21	200,000	207,910
		2,209,361
Building Materials–0.07%
Johnson Controls International 4.25% 3/1/21	100,000	102,292
		102,292
Chemicals–1.13%
Air Products & Chemicals 3.00% 11/3/21	100,000	101,009
Dow Chemical
4.13% 11/15/21	150,000	154,408
4.25% 11/15/20	250,000	254,827
DowDuPont 3.77% 11/15/20	180,000	183,355
Eastman Chemical 3.50% 12/1/21	70,000	71,085
EI du Pont de Nemours & Co. 2.20% 5/1/20	200,000	199,322
International Flavors & Fragrances 3.40% 9/25/20	15,000	15,096
LyondellBasell Industries 6.00% 11/15/21	200,000	213,989
Praxair 2.25% 9/24/20	200,000	199,083
Sherwin-Williams 2.25% 5/15/20	300,000	298,275
		1,690,449
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.82%
Automatic Data Processing 2.25% 9/15/20	200,000	$ 198,934
Ecolab 4.35% 12/8/21	200,000	208,795
Equifax 3.60% 8/15/21	185,000	186,775
Moody's
2.75% 12/15/21	100,000	100,033
3.25% 6/7/21	75,000	75,645
S&P Global 3.30% 8/14/20	100,000	100,868
Total System Services 3.80% 4/1/21	250,000	253,915
Verisk Analytics 5.80% 5/1/21	100,000	105,680
		1,230,645
Computers–2.79%
Apple
1.55% 8/4/21	150,000	146,930
2.00% 11/13/20	450,000	446,921
2.15% 2/9/22	300,000	297,146
2.25% 2/23/21	350,000	348,873
2.50% 2/9/22	200,000	199,846
2.85% 5/6/21	350,000	352,438
Dell International 4.42% 6/15/21	650,000	667,109
Hewlett Packard Enterprise
3.50% 10/5/21	50,000	50,678
3.60% 10/15/20	400,000	403,628
HP 4.30% 6/1/21	350,000	359,829
IBM Credit
2.65% 2/5/21	350,000	349,679
3.60% 11/30/21	450,000	459,738
NetApp 3.38% 6/15/21	100,000	100,992
		4,183,807
Cosmetics & Personal Care–0.72%
Procter & Gamble
1.70% 11/3/21	200,000	196,429
1.90% 10/23/20	287,000	285,171
Unilever Capital
1.80% 5/5/20	200,000	198,364
2.75% 3/22/21	200,000	200,781
3.00% 3/7/22	200,000	202,058
		1,082,803
Diversified Financial Services–4.21%
AerCap Ireland Capital
4.45% 12/16/21	300,000	307,843
4.63% 10/30/20	300,000	307,162
5.00% 10/1/21	150,000	155,703
Air Lease 3.88% 4/1/21	450,000	456,533
Aircastle
5.13% 3/15/21	60,000	61,935
6.25% 12/1/19	60,000	61,107
7.63% 4/15/20	35,000	36,565

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express
3.00% 2/22/21	100,000	$ 100,536
3.38% 5/17/21	300,000	303,954
3.70% 11/5/21	305,000	311,858
American Express Credit
2.38% 5/26/20	550,000	548,322
2.70% 3/3/22	350,000	350,506
Ameriprise Financial 3.00% 3/22/22	35,000	35,216
BlackRock 4.25% 5/24/21	200,000	207,530
Capital One Financial
3.05% 3/9/22	200,000	201,121
3.45% 4/30/21	400,000	404,998
Charles Schwab 3.25% 5/21/21	135,000	136,742
GE Capital International Funding Unlimited 2.34% 11/15/20	900,000	889,185
Intercontinental Exchange 2.75% 12/1/20	150,000	150,213
International Lease Finance 8.25% 12/15/20	300,000	324,131
Mastercard 2.00% 11/21/21	100,000	98,744
National Rural Utilities Cooperative Finance 2.35% 6/15/20	250,000	249,484
Visa 2.20% 12/14/20	400,000	398,389
Western Union 3.60% 3/15/22	200,000	203,273
		6,301,050
Electric–3.69%
American Electric PowerInc 3.65% 12/1/21	35,000	35,720
CenterPoint Energy 3.60% 11/1/21	160,000	162,438
Consolidated Edison 2.00% 5/15/21	200,000	196,983
Dominion Energy 2.58% 7/1/20	500,000	497,335
DPL 7.25% 10/15/21	200,000	215,710
Duke Energy 1.80% 9/1/21	150,000	146,564
Duke Energy Indiana 3.75% 7/15/20	350,000	355,047
Emera US Finance 2.70% 6/15/21	100,000	99,131
Entergy 5.13% 9/15/20	100,000	102,169
Eversource Energy 2.75% 3/15/22	200,000	199,989
Exelon 2.45% 4/15/21	400,000	395,511
Georgia Power 2.00% 9/8/20	250,000	247,781
Nevada Power 2.75% 4/15/20	250,000	250,322
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings 3.34% 9/1/20	200,000	$ 201,524
Nextera Energy Capitalguar 2.90% 4/1/22	75,000	75,119
Ohio Power 5.38% 10/1/21	200,000	213,104
PECO Energy 1.70% 9/15/21	200,000	195,436
PNM Resources 3.25% 3/9/21	200,000	199,955
PPL Electric Utilities 3.00% 9/15/21	200,000	201,266
PSEG Power 3.00% 6/15/21	200,000	199,142
Puget Energy 6.50% 12/15/20	100,000	105,533
Sempra Energy 2.85% 11/15/20	200,000	199,671
Southern 2.35% 7/1/21	150,000	148,388
Southern California Edison 2.90% 3/1/21	150,000	148,950
Southern Power 2.38% 6/1/20	200,000	199,172
WEC Energy Group
3.10% 3/8/22	70,000	70,600
3.38% 6/15/21	265,000	268,230
Xcel Energy 2.40% 3/15/21	200,000	198,617
		5,529,407
Electronics–0.33%
Fortive 2.35% 6/15/21	100,000	98,972
Honeywell International 1.85% 11/1/21	400,000	393,017
		491,989
Environmental Control–0.14%
Waste Management 4.75% 6/30/20	200,000	205,149
		205,149
Food–1.40%
Campbell Soup 3.30% 3/15/21	250,000	251,655
Conagra Brands 3.80% 10/22/21	160,000	163,071
General Mills 3.20% 4/16/21	250,000	252,262
Hershey
2.90% 5/15/20	100,000	100,659
3.10% 5/15/21	55,000	55,569
Kellogg 3.25% 5/14/21	155,000	156,682
Kraft Heinz Foods
2.80% 7/2/20	400,000	399,568
3.38% 6/15/21	25,000	25,214
Kroger 2.60% 2/1/21	250,000	248,832
Mondelez International 3.00% 5/7/20	200,000	200,501

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Sysco 2.60% 10/1/20	250,000	$ 249,699
		2,103,712
Health Care Products–1.88%
Abbott Laboratories
2.55% 3/15/22	200,000	199,180
2.90% 11/30/21	350,000	351,616
Becton Dickinson & Co. 2.40% 6/5/20	450,000	446,863
Danaher 2.40% 9/15/20	150,000	149,342
Life Technologies 6.00% 3/1/20	150,000	154,098
Medtronic 3.15% 3/15/22	550,000	558,987
Stryker 2.63% 3/15/21	150,000	149,599
Thermo Fisher Scientific
3.30% 2/15/22	200,000	202,666
3.60% 8/15/21	200,000	203,345
4.50% 3/1/21	150,000	154,943
Zimmer Biomet Holdings 2.70% 4/1/20	250,000	249,434
		2,820,073
Health Care Services–1.50%
Anthem 4.35% 8/15/20	250,000	255,111
Coventry Health Care 5.45% 6/15/21	150,000	156,850
HCA 5.88% 3/15/22	400,000	429,408
Humana 2.50% 12/15/20	150,000	148,913
Laboratory Corp. of America Holdings 2.63% 2/1/20	250,000	249,515
UnitedHealth Group
2.13% 3/15/21	250,000	247,932
2.70% 7/15/20	250,000	250,566
2.88% 12/15/21	100,000	100,586
2.88% 3/15/22	200,000	201,382
3.15% 6/15/21	100,000	101,116
3.38% 11/15/21	100,000	101,589
		2,242,968
Home Builders–0.13%
DR Horton 2.55% 12/1/20	200,000	198,679
		198,679
Household Products Ware–0.07%
Clorox 3.80% 11/15/21	100,000	103,018
		103,018
Housewares–0.07%
Tupperware Brands 4.75% 6/1/21	100,000	102,561
		102,561
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–1.62%
American International Group
3.30% 3/1/21	150,000	$ 150,992
6.40% 12/15/20	350,000	370,252
Aon 5.00% 9/30/20	200,000	206,878
Berkshire Hathaway 2.20% 3/15/21	300,000	298,742
Berkshire Hathaway Finance 4.25% 1/15/21	100,000	103,240
Chubb INA Holdings 2.30% 11/3/20	150,000	149,311
CNA Financial 5.88% 8/15/20	200,000	208,013
Marsh & McLennan Companies 3.50% 12/29/20	185,000	187,530
MetLife 4.75% 2/8/21	100,000	103,657
Prudential Financial
4.50% 11/15/20	200,000	205,659
4.50% 11/16/21	150,000	156,590
Reinsurance Group of America 5.00% 6/1/21	50,000	52,052
Trinity Acquisition 3.50% 9/15/21	128,000	129,100
Unum Group 3.00% 5/15/21	100,000	100,005
		2,422,021
Internet–0.74%
Alibaba Group Holding 3.13% 11/28/21	200,000	201,415
Alphabet 3.63% 5/19/21	100,000	102,570
Amazon.com
1.90% 8/21/20	200,000	198,426
3.30% 12/5/21	150,000	153,504
eBay 2.15% 6/5/20	250,000	248,371
Expedia Group 5.95% 8/15/20	200,000	207,866
		1,112,152
Iron & Steel–0.28%
ArcelorMittal
5.25% 8/5/20	95,000	97,630
5.50% 3/1/21	95,000	99,281
6.25% 2/25/22	200,000	215,892
		412,803
Leisure Time–0.07%
Carnival 3.95% 10/15/20	100,000	101,870
		101,870
Lodging–0.23%
Marriott International
2.30% 1/15/22	150,000	147,505
3.38% 10/15/20	200,000	201,115
		348,620

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.63%
Caterpillar Financial Services
1.70% 8/9/21	400,000	$ 392,244
1.85% 9/4/20	200,000	197,827
2.95% 5/15/20	150,000	150,505
2.95% 2/26/22	150,000	151,486
3.15% 9/7/21	55,000	55,658
		947,720
Machinery Diversified–1.06%
CNH Industrial Capital 4.88% 4/1/21	300,000	309,000
John Deere Capital
2.35% 1/8/21	100,000	99,602
2.65% 1/6/22	150,000	150,003
2.75% 3/15/22	350,000	350,847
2.95% 4/1/22	60,000	60,570
3.13% 9/10/21	180,000	182,133
3.20% 1/10/22	135,000	137,313
Roper Technologies
2.80% 12/15/21	150,000	149,580
3.00% 12/15/20	50,000	50,117
Xylem 4.88% 10/1/21	100,000	104,682
		1,593,847
Media–2.13%
Charter Communications Operating 3.58% 7/23/20	300,000	302,235
Comcast
3.30% 10/1/20	325,000	328,180
3.45% 10/1/21	625,000	637,607
Discovery Communications 4.38% 6/15/21	350,000	359,709
Fox 3.67% 1/25/22	40,000	40,806
NBCUniversal Media 4.38% 4/1/21	250,000	258,352
Time Warner Cable 4.13% 2/15/21	250,000	253,986
Viacom 3.88% 12/15/21	200,000	204,392
Walt Disney
1.80% 6/5/20	350,000	346,799
2.30% 2/12/21	150,000	149,343
5.65% 8/15/20	300,000	312,219
		3,193,628
Metal Fabricate & Hardware–0.11%
Precision Castparts 2.25% 6/15/20	170,000	169,340
		169,340
Mining–0.30%
BHP Billiton Finance USA 3.25% 11/21/21	250,000	253,731
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Newmont Mining 3.50% 3/15/22	200,000	$ 202,850
		456,581
Miscellaneous Manufacturing–0.93%
3M
1.63% 9/19/21	100,000	98,011
2.75% 3/1/22	65,000	65,595
3.00% 9/14/21	195,000	197,350
General Electric
4.63% 1/7/21	450,000	462,167
4.65% 10/17/21	350,000	362,888
Ingersoll-Rand Luxembourg Finance 2.63% 5/1/20	200,000	199,554
		1,385,565
Oil & Gas–3.27%
Anadarko Petroleum 4.85% 3/15/21	239,000	247,840
BP Capital Markets 3.56% 11/1/21	200,000	204,274
BP Capital Markets America 4.50% 10/1/20	500,000	513,443
Chevron
2.10% 5/16/21	300,000	297,962
2.43% 6/24/20	200,000	199,706
2.50% 3/3/22	250,000	250,159
EOG Resources 4.10% 2/1/21	200,000	204,788
EQT 2.50% 10/1/20	200,000	197,347
Exxon Mobil
2.22% 3/1/21	450,000	448,124
2.40% 3/6/22	200,000	200,088
Marathon Petroleum 3.40% 12/15/20	200,000	201,761
Newfield Exploration 5.75% 1/30/22	200,000	213,701
Noble Energy 4.15% 12/15/21	200,000	204,901
Occidental Petroleum 4.10% 2/1/21	150,000	153,519
Shell International Finance
1.88% 5/10/21	350,000	345,581
2.13% 5/11/20	400,000	398,038
Total Capital 4.13% 1/28/21	250,000	256,878
Total Capital International
2.75% 6/19/21	150,000	150,398
2.88% 2/17/22	200,000	201,748
		4,890,256
Oil & Gas Services–0.13%
Baker Hughes a GE Co. 3.20% 8/15/21	100,000	100,888

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton 3.25% 11/15/21	100,000	$ 101,063
		201,951
Packaging & Containers–0.10%
Packaging Corporation of America 2.45% 12/15/20	150,000	149,026
		149,026
Pharmaceuticals–5.35%
AbbVie
2.30% 5/14/21	150,000	148,377
2.50% 5/14/20	450,000	448,758
3.38% 11/14/21	415,000	420,339
Allergan Finance 3.45% 3/15/22	550,000	555,195
AstraZeneca 2.38% 11/16/20	250,000	248,651
Cigna
3.20% 9/17/20	200,000	201,152
3.40% 9/17/21	230,000	232,442
CVS Health
2.13% 6/1/21	146,000	143,563
2.80% 7/20/20	200,000	199,794
3.35% 3/9/21	800,000	806,398
Express Scripts Holding
2.60% 11/30/20	250,000	249,021
3.90% 2/15/22	150,000	154,135
4.75% 11/15/21	350,000	365,770
GlaxoSmithKline Capital
2.88% 6/1/22	150,000	150,754
3.13% 5/14/21	220,000	222,377
Johnson & Johnson
1.65% 3/1/21	400,000	393,747
2.25% 3/3/22	200,000	199,139
McKesson 3.65% 11/30/20	100,000	101,246
Mead Johnson Nutrition 3.00% 11/15/20	100,000	100,385
Merck & Co. 2.35% 2/10/22	350,000	349,579
Mylan 3.15% 6/15/21	500,000	498,732
Pfizer
1.70% 12/15/19	350,000	347,130
2.20% 12/15/21	100,000	99,234
2.80% 3/11/22	65,000	65,591
3.00% 9/15/21	75,000	76,239
Sanofi 4.00% 3/29/21	300,000	307,967
Shire Acquisitions Investments Ireland 2.40% 9/23/21	500,000	494,059
Takeda Pharmaceutical 4.00% 11/26/21	300,000	307,761
Zoetis
3.25% 8/20/21	25,000	25,168
3.45% 11/13/20	100,000	100,946
		8,013,649
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–2.38%
Columbia Pipeline Group 3.30% 6/1/20	200,000	$ 200,866
Energy Transfer Operating
4.15% 10/1/20	250,000	254,108
4.65% 6/1/21	100,000	103,181
5.20% 2/1/22	300,000	315,210
Enterprise Products Operating
2.80% 2/15/21	250,000	250,235
2.85% 4/15/21	200,000	200,163
3.50% 2/1/22	50,000	50,911
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	201,896
5.00% 10/1/21	200,000	208,543
5.80% 3/1/21	150,000	157,801
Plains All American Pipeline 5.00% 2/1/21	200,000	205,635
Sabine Pass Liquefaction
5.63% 2/1/21	300,000	311,698
6.25% 3/15/22	200,000	216,218
Sunoco Logistics Partners Operations LP 4.65% 2/15/22	250,000	259,971
TransCanada PipeLines 3.80% 10/1/20	200,000	203,248
Williams Companies
3.60% 3/15/22	200,000	203,016
7.88% 9/1/21	200,000	221,120
		3,563,820
Real Estate Investment Trusts–1.95%
American Campus Communities Operating Partnership 3.35% 10/1/20	50,000	50,203
American Tower
3.45% 9/15/21	350,000	354,012
4.70% 3/15/22	200,000	209,335
5.05% 9/1/20	200,000	206,126
Boston Properties 5.63% 11/15/20	250,000	259,642
Crown Castle International 3.40% 2/15/21	250,000	252,153
Digital Realty Trust 3.40% 10/1/20	200,000	201,489
ERP Operating 4.63% 12/15/21	200,000	209,197
GLP Capital 4.88% 11/1/20	150,000	153,225
Simon Property Group
2.50% 9/1/20	300,000	299,642
4.13% 12/1/21	200,000	206,961
Ventas Realty 4.25% 3/1/22	200,000	206,680
Welltower 4.95% 1/15/21	200,000	206,132
Weyerhaeuser 4.70% 3/15/21	100,000	102,829
		2,917,626

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–2.86%
AutoNation 3.35% 1/15/21	250,000	$ 250,424
Best Buy 5.50% 3/15/21	200,000	208,489
Costco Wholesale 1.70% 12/15/19	350,000	347,832
Home Depot
1.80% 6/5/20	200,000	198,563
2.00% 4/1/21	300,000	296,747
3.25% 3/1/22	200,000	204,631
Lowe's Companies 3.75% 4/15/21	200,000	203,745
McDonald's
2.20% 5/26/20	100,000	99,516
2.63% 1/15/22	200,000	199,692
2.75% 12/9/20	250,000	250,527
Nordstrom 4.75% 5/1/20	150,000	152,720
O'Reilly Automotive 4.88% 1/14/21	200,000	206,787
Starbucks 2.10% 2/4/21	150,000	148,697
Target
2.90% 1/15/22	200,000	202,691
3.88% 7/15/20	100,000	101,787
Walgreens Boots Alliance 3.30% 11/18/21	200,000	202,349
Walmart
1.90% 12/15/20	350,000	347,105
2.85% 6/23/20	100,000	100,443
3.13% 6/23/21	550,000	557,757
		4,280,502
Semiconductors–1.74%
Analog Devices 2.50% 12/5/21	150,000	148,686
Applied Materials 4.30% 6/15/21	200,000	207,536
Broadcom
3.00% 1/15/22	550,000	547,593
3.13% 4/15/21	150,000	149,823
3.13% 10/15/22	50,000	49,772
Intel
1.70% 5/19/21	100,000	98,320
2.45% 7/29/20	250,000	249,729
3.30% 10/1/21	350,000	356,827
KLA-Tencor 4.13% 11/1/21	100,000	102,803
Lam Research 2.80% 6/15/21	150,000	150,079
NVIDIA 2.20% 9/16/21	150,000	148,039
QUALCOMM 2.25% 5/20/20	250,000	248,994
Texas Instruments 2.75% 3/12/21	150,000	150,981
		2,609,182
Software–2.31%
Activision Blizzard 2.30% 9/15/21	100,000	98,646
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Autodesk 3.13% 6/15/20	150,000	$ 150,358
CA 3.60% 8/1/20	200,000	200,963
Electronic Arts 3.70% 3/1/21	100,000	101,657
Fidelity National Information Services 3.63% 10/15/20	250,000	252,715
Fiserv 4.75% 6/15/21	200,000	207,597
Microsoft
1.55% 8/8/21	250,000	244,123
2.00% 11/3/20	300,000	298,115
2.38% 2/12/22	200,000	200,159
2.40% 2/6/22	200,000	199,804
4.00% 2/8/21	400,000	411,568
Oracle
1.90% 9/15/21	600,000	590,406
2.80% 7/8/21	300,000	301,343
VMware 2.30% 8/21/20	200,000	198,223
		3,455,677
Telecommunications–2.54%
AT&T
2.45% 6/30/20	350,000	348,747
2.80% 2/17/21	250,000	250,151
3.80% 3/15/22	650,000	666,892
3.88% 8/15/21	200,000	205,185
4.45% 5/15/21	200,000	206,432
Cisco Systems
1.85% 9/20/21	300,000	294,494
2.20% 2/28/21	350,000	347,816
2.90% 3/4/21	200,000	201,850
Orange 4.13% 9/14/21	150,000	155,095
Telefonica Emisiones
5.13% 4/27/20	200,000	204,659
5.46% 2/16/21	200,000	209,075
Verizon Communications
3.13% 3/16/22	250,000	252,854
3.50% 11/1/21	140,000	142,907
4.60% 4/1/21	300,000	311,437
		3,797,594
Transportation–0.99%
CSX 3.70% 10/30/20	200,000	202,639
FedEx 3.40% 1/14/22	170,000	172,348
Norfolk Southern 3.25% 12/1/21	200,000	201,849
Ryder System 2.80% 3/1/22	300,000	298,876
Union Pacific
2.95% 3/1/22	55,000	55,462
3.20% 6/8/21	250,000	252,603

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service 2.05% 4/1/21	300,000	$ 297,462
		1,481,239
Total Corporate Bonds (Cost $146,551,972)		147,764,810

TOTAL INVESTMENTS–100.47% (Cost $149,216,214)	150,429,052

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.47%)	(700,534)
NET ASSETS APPLICABLE TO 14,682,423 SHARES OUTSTANDING–100.00%	$149,728,518

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.

Summary of Abbreviations:
BNP–BNP Paribas
CA–Credit Agricole
HSBC–Hong Kong and Shanghai Banking Corporation
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$147,764,810	$—	$147,764,810
Investment Company	2,664,242	—	—	2,664,242
Total Investments	$2,664,242	$147,764,810	$—	$150,429,052
There were no Level 3 investments at the end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Short-Term Bond Index Fund–11